Defiance Connective Technologies ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%		Shares	Value
Communication Services - 9.8%
AST SpaceMobile, Inc. (a)(b)		278,294	$13,658,670
AT&T, Inc.		326,591	9,222,930
Globalstar, Inc. (a)		321,947	11,715,651
Iridium Communications, Inc. (b)		555,944	9,706,782
T-Mobile US, Inc.		39,672	9,496,683
Verizon Communications, Inc.		219,279	9,637,312
			63,438,028

Industrials - 1.6%
CSG Systems International, Inc.		158,081	10,177,255

Information Technology - 84.0%(c)
A10 Networks, Inc.		572,072	10,383,107
Akamai Technologies, Inc. (a)		136,422	10,335,331
Amdocs, Ltd. (b)		123,431	10,127,514
Apple, Inc.		140,165	35,690,214
Arista Networks, Inc. (a)		125,142	18,234,441
ARM Holdings PLC - ADR (a)(b)		73,435	10,390,318
Broadcom, Inc.		86,014	28,376,879
Calix, Inc. (a)		160,066	9,823,250
Celestica, Inc. (a)		45,813	11,287,407
CEVA, Inc. (a)		432,044	11,410,282
Ciena Corporation (a)		82,107	11,960,527
Cisco Systems, Inc.		358,606	24,535,823
CommScope Holding Company, Inc. (a)		620,615	9,607,120
Credo Technology Group Holding, Ltd. (a)(b)		69,862	10,172,606
Datadog, Inc. - Class A (a)		89,281	12,713,614
DigitalOcean Holdings, Inc. (a)(b)		293,132	10,013,389
Dynatrace, Inc. (a)		222,505	10,780,367
Extreme Networks, Inc. (a)		449,366	9,279,408
F5, Inc. (a)		32,655	10,553,769
Gilat Satellite Networks, Ltd. (a)		1,058,848	13,786,201
InterDigital, Inc. (b)		34,433	11,887,305
Keysight Technologies, Inc. (a)		65,751	11,501,165
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)		631,442	9,421,115
Kyndryl Holdings, Inc. (a)		315,439	9,472,633
MACOM Technology Solutions Holdings, Inc. (a)(b)		78,092	9,721,673
Marvell Technology, Inc.		188,387	15,837,695
MaxLinear, Inc. (a)		631,242	10,150,371
N-able, Inc. (a)		1,212,419	9,456,868
NetApp, Inc.		88,698	10,507,165
NetScout Systems, Inc. (a)		398,387	10,290,336
Nokia Oyj - ADR (b)		2,509,108	12,068,809
NVIDIA Corporation		179,261	33,446,517
Oracle Corporation		96,818	27,229,094
Qorvo, Inc. (a)		115,077	10,481,213
QUALCOMM, Inc.		119,796	19,929,263
Radware, Ltd. (a)		387,226	10,257,617
Skyworks Solutions, Inc.		140,524	10,817,538
Telefonaktiebolaget LM Ericsson - ADR (b)		1,437,038	11,884,304
Viasat, Inc. (a)		345,581	10,125,523
Viavi Solutions, Inc. (a)		840,026	10,659,930
			544,607,701

Real Estate - 4.4%
American Tower Corporation		49,217	9,465,414
Digital Realty Trust, Inc.		54,842	9,481,085
Equinix, Inc.		12,217	9,568,843
			28,515,342
TOTAL COMMON STOCKS (Cost $507,338,760)			646,738,326

SHORT-TERM INVESTMENTS - 10.4%			Value
Investments Purchased with Proceeds from Securities Lending – 10.2%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27% (d)		66,351,693	66,351,693

Money Market Funds – 0.2%		Shares
First American Government Obligations Fund - Class X, 4.05% (d)		1,108,565	1,108,565
TOTAL SHORT-TERM INVESTMENTS (Cost $67,460,258)			67,460,258

TOTAL INVESTMENTS - 110.2% (Cost $574,799,018)			714,198,584
Liabilities in Excess of Other Assets - (10.2)%			(66,184,821)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$648,013,763
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $64,633,183.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Defiance Connective Technologies ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$646,738,326	$–	$–	$646,738,326
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	66,351,693
Money Market Funds	1,108,565	–	–	1,108,565
Total Investments	$647,846,891	$–	$–	$714,198,584

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $66,351,693 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.